RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of basic and diluted loss per common share (Details) - USD ($)	2 Months Ended	3 Months Ended		8 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Net income available to Class A common stockholders:
Interest income	$ 0	$ 19,000	$ 26,000	$ 26,000
Less: Income and franchise taxes			(26,000)	(26,000)
Net income available to Class B common stockholders:
Net loss	$ (2,000)	$ (4,082,000)	(119,000)	(121,000)	$ (11,912,000)
Add: Change in warrant liability			1,480,000	1,480,000
Less: Costs of warrant issuance				(390,000)
Net (loss) attributable to Class B common stockholders			$ 1,361,000	$ 969,000